Note 6 - Leases - Future Minimum Operating Lease Payments (Details) $ in Thousands	Dec. 31, 2021 USD ($)
2022	$ 52,322
2023	40,607
2024	30,417
2025	21,730
2026	15,559
Thereafter	22,828
Total future minimum lease payments	183,463
Less imputed interest	(13,079)
Total	$ 170,384